Cover	6 Months Ended
Jun. 30, 2023
Cover [Abstract]
Entity Registrant Name	China Liberal Education Holdings Limited
Entity Central Index Key	0001775085
Document Type	6-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Jun. 30, 2023
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2023
Entity Ex Transition Period	false
Entity File Number	001-39259
Entity Address Address Line 1	7th Floor, Building 5
Entity Address Address Line 2	No. 2 Zhenxing Road
Entity Address Address Line 3	Changping District
Entity Address City Or Town	Beijing
Entity Address Country	CN
Entity Address Postal Zip Code	102299